Operating Segment Data (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Summary of Net Sales of Operating Segments
A disaggregation of the Company’s consolidated revenue and other financial data for the years ended December 31, 2015, 2014 and 2013 is presented below (in thousands):

	Year ended December 31,
Net sales of operating segments	2015	2014	2013
Ergobaby	$86,506	$82,255	$67,340
FOX	—	149,995	272,746
Liberty	101,146	90,149	126,541
Manitoba Harvest	17,423	—	—
ACI	87,532	85,918	87,406
Arnold Magnetics	119,994	123,205	126,606
Clean Earth	175,386	68,440	—
Sterno Products	139,991	36,713	—
Total	727,978	636,675	680,639
Reconciliation of segment revenues to consolidated revenues:
Corporate and other	—	—	—
Total consolidated revenues	$727,978	$636,675	$680,639

Revenues from Geographic Locations Outside Domestic Country
Revenues from geographic locations outside the United States were material for the following segments: Ergobaby, Manitoba Harvest, Arnold and Sterno Products, in each of the periods presented. Revenue attributable to Canada represented approximately 14.6% of total international revenue in 2015. Revenue attributable to any other individual foreign country is not material in 2015. Revenue attributable to any individual foreign countries was not material in 2014 or 2013. The international revenues from FOX in 2014 are for the period from January 1, 2014 through July 10, 2014, the date of deconsolidation. There were no significant inter-segment transactions.

	Year ended December 31,
International revenues	2015	2014	2013
Ergobaby	$48,237	$46,702	$40,322
FOX	—	79,306	176,633
Manitoba Harvest	8,733	—	—
Arnold Magnetics	44,187	55,591	61,406
Sterno Products	3,575	2,137	—
Total international revenues	$104,732	$183,736	$278,361

Summary of Profit (Loss) of Operating Segments

	Year ended December 31,
Profit (loss) of operating segments (1)	2015	2014	2013
Ergobaby	$22,157	$18,147	$12,616
FOX	—	17,292	38,781
Liberty	11,858	(2,717)	12,458
Manitoba Harvest (2)	(6,150)	—	—
ACI	24,144	22,455	22,945
Arnold Magnetics	7,584	7,095	8,914
Clean Earth (3)	11,013	2,737	—
Sterno Products (4)	13,200	(1,810)	—
Total	83,806	63,199	95,714
Reconciliation of segment profit to consolidated income (loss) from continuing operations before income taxes:
Interest expense, net	(25,924)	(27,060)	(19,378)
Other income (expense), net	(2,323)	(593)	(123)
Gain on equity method investment	4,533	11,029	—
Corporate and other (5)	(36,100)	228,548	15,430
Total consolidated income (loss) from continuing operations before income taxes	$23,992	$275,123	$91,643

(1)	Segment profit (loss) represents operating income (loss).

(2)
Results from the year ended December 31, 2015 include $1.1 million of acquisition related costs in connection with the acquisition of Manitoba Harvest, $0.4 million acquisition related costs in connection with Manitoba Harvest's acquisition of HOCI, $3.1 million of cost of goods sold expense related to the amortization of the step-up in inventory basis resulting from the purchase price allocation of Manitoba Harvest, and $0.5 million in integration service fees paid to CGM.

(3)
The year ended December 31, 2014 includes $1.9 million of acquisition related costs incurred in connection with the acquisition of Clean Earth, and $0.6 million in integration service fees paid to CGM. The year ended December 31, 2015 includes $1.9 million in integration service fees paid to CGM.

(4)
The year ended December 31, 2014 includes $2.8 million of acquisition related costs incurred in connection with the acquisition of Sterno, $2.0 million of cost of goods sold expense related to the amortization of the step-up in inventory basis resulting from the purchase price allocation of Sterno, and $0.4 million in integration service fees paid to CGM. The year ended December 31, 2015 includes $1.1 million in integration service fees paid to CGM.

(5)	Primarily relates to the gain on the deconsolidation of FOX during 2014, the supplemental put reversal as a result of termination of the MSA during 2013, and management fees expensed and payable

Summary of Accounts Receivable of Operating Segment	t
Summary of Goodwill and Identifiable Assets of Operating Segments
CGM.

Accounts receivable	December 31, 2015	December 31, 2014
Ergobaby	$8,076	$9,671
Liberty	12,941	11,376
Manitoba Harvest	5,512	—
ACI	5,946	5,730
Arnold Magnetics	15,083	15,664
Clean Earth	42,291	52,059
Sterno Products	19,508	21,113
Total	109,357	115,613
Reconciliation of segment to consolidated totals:
Corporate and other	—	—
Total	109,357	115,613
Allowance for doubtful accounts	(3,447)	(3,756)
Total consolidated net accounts receivable	$105,910	$111,857

	Identifiable Assets		Depreciation and Amortization
	December 31		Year ended December 31,
	2015 (1)	2014 (1)	2015	2014	2013
Ergobaby	$62,436	$65,309	$3,475	$3,832	$3,686
FOX	—	—	—	4,785	7,759
Liberty	31,395	34,139	3,518	6,250	6,173
Manitoba Harvest	88,541	—	5,192	—	—
ACI	17,275	19,334	2,996	4,606	4,930
Arnold Magnetics	72,310	77,610	8,766	8,528	8,135
Clean Earth	185,087	203,939	20,410	6,605	—
Sterno Products	121,910	126,301	7,963	4,643	—
Total	578,954	526,632	52,320	39,249	30,683
Reconciliation of segment to consolidated total:
Corporate and other identifiable assets	318,534	255,538	755	501	253
Assets of discontinued operations	31,595	316,531	—	—	—
Amortization of debt issuance costs and original issue discount	—	—	2,883	3,125	3,366
Total	$929,083	$1,098,701	$55,958	$42,875	$34,302

(1)	Does not include accounts receivable balances per schedule above or goodwill balances.